Note Income taxes - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Taxes [Line Items]
Deferred Tax Assets Net		$ 1,243,668	$ 1,302,452
Unrecognized Tax Benefits Interest On Income Taxes Accrued		2,900	3,200
Income Tax Examination Penalties Accrued		0	0
Unrecognized Tax Benefits That Would Impact Effective Tax Rate		9,000	11,200
Unrecognized Tax Benefits Current Interest On Income Taxes Accrued		1,200	57
Deferred Tax Liabilities		162,149	183,302
Deferred Tax Assets Valuation Allowance		664,287	642,727
Unrecognized Tax Benefits Expected Decreases Resulting From Settlements With Taxing Authorities		4,800
Income Tax Expense Benefit		78,784	(495,172)	$ 58,279
Interest Expense Reversal Due To Expiration Of The Statute Of Limitation		1,400
Deferred Tax Assets (Liabilities), Net		1,242,261	1,301,803
Westernbank Assets Capital Gain Treatment | Closing Agreement with the Puerto Rico Department of Treasury
Income Taxes [Line Items]
Income Tax Expense Benefit				23,400
Other liabilities
Income Taxes [Line Items]
Deferred Tax Liabilities		1,400	649
PUERTO RICO
Income Taxes [Line Items]
Deferred Tax Assets Net		718,000
Income Tax Reconciliation Change in Deferred Tax Asset		$ 0	$ 0	$ 20,048
Capital Gains Tax Rate			20.00%	15.00%
Dividends Received Deduction From Controlled Subsidiary Percentage		100.00%
Dividends Received Deductions From Other Taxable Domestic Corporations Percentage		85.00%
Income Tax Expense Benefit		$ 78,784	$ (495,172)	$ 58,279
Unrecognized tax benefits		(4,442)	0	(3,601)
PUERTO RICO | Unrecognized tax benefits [Member]
Income Taxes [Line Items]
Unrecognized tax benefits	$ (4,400)
UNITED STATES
Income Taxes [Line Items]
Deferred Tax Assets Valuation Allowance		617,000
Income Tax Reconciliation Change In Enacted Tax Rate			589,000
Deferred Tax Assets (Liabilities), Net		525,000
Deferred Tax Assets		1,100,000
Banco Popular Puerto Rico Qualified Pension Plan
Income Taxes [Line Items]
Deferred Tax Assets Other Tax		44,200
Deferred Tax Assets, Other Loss Carryforwards		30,400
Popular, Inc. Holding Co.
Income Taxes [Line Items]
Deferred Tax Assets Valuation Allowance		47,000
Income Tax Expense Benefit		$ 19	$ (186)	$ 5,580